Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficiency) (Unaudited) - USD ($) $ in Thousands	Share Capital [Member]	Other Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2018	$ 222,335	$ 89,342	$ (309,781)	$ 11	$ 1,907
Balance, shares at Dec. 31, 2018	16,440,760
Statement Line Items [Line Items]
Net income (loss)			(4,911)		(4,911)
Other comprehensive loss: Foreign currency translation adjustments				84	84
Other comprehensive loss: Actuarial gain (loss) on defined benefit plan			(735)		(735)
Comprehensive income (loss)			(5,646)	84	(5,562)
Share-based compensation costs		95			95
Balance at Mar. 31, 2019	$ 222,335	89,437	(315,427)	95	(3,560)
Balance, shares at Mar. 31, 2019	16,440,760
Balance at Dec. 31, 2019	$ 224,528	89,806	(316,891)	94	(2,463)
Balance, shares at Dec. 31, 2019	19,994,510
Statement Line Items [Line Items]
Net income (loss)			779		779
Other comprehensive loss: Foreign currency translation adjustments				210	210
Other comprehensive loss: Actuarial gain (loss) on defined benefit plan			1,388		1,388
Comprehensive income (loss)			2,167	210	2,377
Share-based compensation costs		(112)			(112)
Issuance of common shares and warrants, net (note 14)	$ 1,885				1,885
Issuance of common shares and warrants, net (note 14), shares	3,478,261
Balance at Mar. 31, 2020	$ 226,413	$ 89,694	$ (314,724)	$ 304	$ 1,687
Balance, shares at Mar. 31, 2020	23,472,771